Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2023. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2023 for forward contracts.

Notional Value*
Foreign exchange contracts	$2,002,902

(*) Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The Company records all derivative instruments on the consolidated balance sheets at fair value. For further information, please see Note 5 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2023 and September 30, 2022, is as follows:

	As of September 30,
	2023	2022
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$968	$1,226
Other noncurrent assets	331	—
Accrued expenses and other current liabilities	(32,295)	(35,659)
Other noncurrent liabilities	(7,050)	(16,413)
	(38,046)	(50,846)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	10,586	10,808
Accrued expenses and other current liabilities	(9,372)	(8,863)
	1,214	1,945
Net fair value	$(36,832)	$(48,901)

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2023, 2022 and 2021, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2023	2022	2021
Line item in consolidated statements of income:
Revenue	$1,132	$445	$(473)
Cost of revenue	(30,078)	(9,194)	20,209
Research and development	(9,151)	(3,376)	6,069
Selling, general and administrative	(9,098)	(3,910)	6,347
Total	$(47,195)	$(16,035)	$32,152

Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive loss, net of tax, is as follows:

	Year Ended September 30,
	2023	2022	2021
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(46,580)	$13,773	$18,836
Changes in fair value of cash flow hedges, net of tax	(32,655)	(75,226)	24,239
Reclassification of (losses) gains into earnings, net of tax	44,558	14,873	(29,302)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(34,677)	$(46,580)	$13,773

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2023, 2022 and 2021, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2023	2022	2021
Line item in statements of income:
Cost of revenue	$(2,126)	$(8,731)	$4,786
Research and development	(1,078)	(2,195)	1,187
Selling, general and administrative	(996)	(2,375)	1,301
Interest and other expense, net	(16,312)	(2,132)	1,808
Income taxes	(73)	3,018	(3,125)
Total	$(20,585)	$(12,415)	$5,957